UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2009
Date of reporting period: March 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Income Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six months ended March 31, 2009

Market Conditions

The U.S. economic picture remained bleak throughout the six-month reporting period, despite the federal government’s considerable efforts to stimulate growth. The Obama administration put together a new stimulus package in early 2009 designed, in part, to help the beleaguered banking and housing industries. While some forms of government spending can prove beneficial to help ameliorate the magnitude of an economic downturn, this package contained a broad array of spending initiatives that are, in our opinion, less likely to have an immediate impact on the economy and appear geared more toward addressing social concerns.

Despite the continued disappointing economic news, near-term deflation concerns, and the ongoing swoon in equity prices, pockets of value began to emerge late in the period in some non-Treasury fixed income sectors, most notably in the investment-grade and below investment-grade corporate credit area and, to a lesser extent, in agency mortgage-backed securities. In the corporate credit market, spreads narrowed slightly in the first quarter of 2009, but sector performance varied. While utilities and industrials experienced brisk rallies, financials remained laggard and spreads there continued to widen. Financials continued to be the victim of lingering economic and political uncertainty, although the tone in the sector appeared to be improving. Citigroup announced a series of exchange offers designed to convert a portion of preferred shares into common equity and the U.S. Treasury expressed its intention to convert its Citigroup preferred shares, boosting the government’s stake in the company to 36 percent. In addition, the Treasury announced that it will now own 78 percent of insurance company AIG as well, through the provision of additional capital.

The Treasury market, however, began to wane in 2009 after rallying strongly in 2008 amid the prolonged flight to quality. From the start of the year through March 31, 2009, yields on two-year Treasuries rose by three basis points while yields on 30-year Treasuries rose by 87 basis points.

Performance Analysis

For the six-month period ended March 31, 2009, the net asset value (NAV) of Morgan Stanley Income Securities Inc. (ICB) decreased from $14.77 to $14.43 per share. Based on this change plus reinvestment of dividends totaling $0.44602 per share, the Fund’s total NAV return was 1.01 percent. ICB’s value on the New York Stock Exchange (NYSE) moved from $12.27 to $13.13 per share during the same period. Based on this change plus reinvestment of dividends, the Fund’s total market return was 10.64 percent. ICB’s NYSE market price was at a 9.01 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 148,900 shares of common stock at a weighted average market discount of 10.44 percent. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2009, declared in April, were unchanged at $0.0725 per share. The dividend reflects the current level of the Fund’s net investment income.

The Fund had a small position in below investment-grade corporate bonds during the reporting period. Although this position hindered performance in the last quarter of 2008, it enhanced returns in the first quarter of 2009 when the high-yield sector of the corporate credit market outperformed the investment-grade sector. We modestly increased the portfolio’s allocation to investment-grade corporate credits in the last months of the reporting period. These holdings were focused on larger financial names and other high-quality securities.

Our interest-rate decisions were beneficial to performance. The Fund maintained a neutral position with regard to interest-rate and yield-curve risk in the Treasury markets during the reporting period. In response to a steepening of the yield curve late in the period, we positioned the portfolio to potentially benefit from a narrowing of the yield spread between the 10-year portion of the yield curve and on the long end of the curve through the use of interest-rate swap contracts.

The Fund’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund’s shares. In addition, we would like to remind you that the Directors have approved a share repurchase program whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION† as of 03/31/09
Corporate Bonds	91.9%
Short-Term Investments	7.5
Foreign Government Bond	0.6

LONG-TERM CREDIT ANALYSIS as of 03/31/09
AAA	7.7%
AA	4.4
A	25.9
BBB	59.1
BB	2.7
B or Below	0.2

† Does not include open long/short futures contracts with an underlying face amount of $54,142,048 with net unrealized depreciation of $403,468. Also does not include open swap contracts with net unrealized depreciation of $689,224.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, the fund makes portfolio holdings information available by periodically providing the information on its public web site, www.morganstanley.com/msim. The fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 31 days after the close of the calendar quarter. The fund also provides Top 10 holdings information on the public web site approximately 15 business days following the end of each month.

For more information about web site postings, call 1-800-869-3863.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Corporate Bonds (91.7%)
	Accident & Health Insurance (0.3%)
$445	Travelers Cos., Inc. (The)	5.80%	05/15/18	$432,523

	Aerospace & Defense (0.3%)
422	Systems 2001 Asset Trust – 144A (Cayman Islands) (a)	6.664	09/15/13	396,717

	Airlines (0.2%)
345	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	219,059

	Aluminum (0.3%)
610	Alcoa Inc.	6.75	07/15/18	411,023

	Banks – Commercial (0.2%)
240	Northern Trust Co.	6.50	08/15/18	252,610

	Beverages: Alcoholic (1.6%)
210	Anheuser-Busch., Cos, Inc.	5.50	01/15/18	191,949
200	Anheuser-Busch., Cos, Inc.	7.20	01/15/14	209,783
345	Bacardi Ltd. 144A (Bermuda) (a)	8.20	04/01/19	345,904
590	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	648,897
780	FBG Finance Ltd. – 144A (Australia) (a)	5.125	06/15/15	664,750

				2,061,283

	Biotechnology (0.9%)
240	Amgen Inc.	5.70	02/01/19	244,214
340	Amgen Inc.	5.85	06/01/17	348,722
560	Biogen Idec Inc.	6.875	03/01/18	533,487

				1,126,423

	Broadcasting (0.4%)
570	Grupo Televisa S.A. (Mexico)	6.00	05/15/18	519,293

	Cable/Satellite TV (3.6%)
1,250	Comcast Corp.	5.70	05/15/18	1,174,475
820	Comcast Corp.	6.40	05/15/38	717,645
685	Comcast Corp.	6.45	03/15/37	600,236
1,475	Comcast Corp.	6.50	01/15/15	1,468,441
125	DIRECTV Holdings LLC/Financing Co., Inc.	6.375	06/15/15	118,438
580	DIRECTV Holdings LLC/Financing Co., Inc.	7.625	05/15/16	571,300

				4,650,535

	Canadian Oil & Gas (0.6%)
950	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	733,818

	Chemicals: Agricultural (0.2%)
225	Monsanto Co.	5.125	04/15/18	227,591

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Construction Materials (0.8%)
$895	CRH America Inc.	6.00%	09/30/16	$631,934
460	CRH America Inc.	8.125	07/15/18	359,205

				991,139

	Data Processing Services (0.8%)
530	Fiserv, Inc.	6.80	11/20/17	496,617
490	Western Union Co.	6.50	02/26/14	500,122

				996,739

	Discount Stores (0.1%)
145	Target Corp.	6.50	10/15/37	128,876

	Diversified Manufacturing (0.3%)
480	Tyco Electronic Group S.A. (Luxembourg)	5.95	01/15/14	393,858

	Drugstore Chains (1.2%)
65	CVS Caremark Corp.	5.75	06/01/17	63,487
375	CVS Caremark Corp.	6.60	03/15/19	378,651
470	CVS Corp.	5.75	08/15/11	493,226
924	CVS Lease Pass-Through – 144A (a)	6.036	12/10/28	695,974

				1,631,338

	Electric Utilities (12.2%)
760	AES Corp. (The) – 144A (a)	8.00	06/01/20	619,400
285	CenterPoint Energy Resources, Corp.	6.25	02/01/37	189,012
305	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	312,533
1,000	Consumers Energy Co.	5.80	09/15/35	820,819
665	E.ON International Finance BV – 144A (a)	5.80	04/30/18	655,258
45	Electricite De France – 144A (France) (a)	6.50	01/26/19	46,440
630	Electricite De France – 144A (France) (a)	6.95	01/26/39	626,381
720	Enel Finance International S.A. – 144A (Luxembourg) (a)	6.25	09/15/17	653,448
300	Entergy Gulf States Louisiana, LLC	6.00	05/01/18	273,126
1,300	Exelon Corp.	6.75	05/01/11	1,317,863
660	Georgia Power Co.	5.95	02/01/39	651,317
215	Indianapolis Power & Light Co. – 144A (a)	6.30	07/01/13	220,568
840	Nevada Power Co. (Series V)	7.125	03/15/19	826,139
1,565	Ohio Edison Co.	6.40	07/15/16	1,493,838
1,510	Ohio Power Company (Series K)	6.00	06/01/16	1,453,719
380	Oncor Electric Delivery – 144A (a)	6.80	09/01/18	373,231
500	Pacific Gas & Electric Co.	5.625	11/30/17	507,279
475	PPL Energy Supply LLC	6.50	05/01/18	418,122
825	Progress Energy Inc.	7.05	03/15/19	842,024
170	Public Services Company of Colorado	6.50	08/01/38	183,005
185	Public Service Electric & Gas Co. (Series B)	5.00	01/01/13	188,442

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$1,025	Texas Eastern Transmission	7.00%	07/15/32	$937,915
430	Union Electric Co.	6.40	06/15/17	413,767
1,800	Virginia Electric Power Co.	5.95	09/15/17	1,877,436

				15,901,082

	Electrical Products (0.6%)
785	Cooper Industries, Inc.	5.25	11/15/12	808,378

	Electronic Components (0.3%)
405	Philips Electronics N.V. (Netherlands)	5.75	03/11/18	398,851

	Electronic Equipment/Instruments (0.7%)
1,165	Xerox Corp.	6.35	05/15/18	869,302

	Electronic Production Equipment (0.3%)
535	KLA-Tenor Corp.	6.90	05/01/18	423,557

	Finance/Rental/Leasing (1.6%)
555	Capital One Financial Corp.	6.75	09/15/17	463,755
840	CIT Group, Inc.	5.65	02/13/17	487,135
600	Countrywide Financial Corp.	6.25	05/15/16	499,863
1,280	SLM Corp. (Series A)	5.00	10/01/13	681,260

				2,132,013

	Financial Conglomerates (0.7%)
360	American Express Credit Corp. (Series C)	7.30	08/20/13	334,475
510	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	344,750
170	Citigroup Inc.	5.875	05/29/37	130,935
285	Prudential Financial, Inc.	6.625	12/01/37	154,559

				964,719

	Food Retail (1.6%)
546	Delhaize America, Inc.	9.00	04/15/31	581,750
105	Delhaize Group	5.875	02/01/14	105,077
280	Kroger Co. (The)	5.00	04/15/13	281,262
735	Kroger Co. (The)	6.40	08/15/17	755,754
325	Kroger Co. (The)	7.50	01/15/14	360,975

				2,084,818

	Food: Major Diversified (4.4%)
730	ConAgra Foods, Inc.	7.00	10/01/28	707,778
585	ConAgra Foods, Inc.	8.25	09/15/30	627,159
710	General Mills, Inc.	5.25	08/15/13	734,128
500	General Mills, Inc.	5.65	02/15/19	509,985
455	Kraft Foods Inc.	6.00	02/11/13	479,750
1,685	Kraft Foods Inc.	6.125	02/01/18	1,691,659
290	Kraft Foods Inc.	6.75	02/19/14	313,855

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$505	Kraft Foods Inc.	6.875%		01/26/39	$497,383
235	Kraft Foods Inc.	7.00		08/11/37	233,680

					5,795,377

	Foods & Beverages (0.5%)
715	Dr Pepper Snapple Group, Inc.	6.82		05/01/18	675,938

	Gas Distributors (2.5%)
285	DCP Midstream LLC – 144A (a)	6.75		09/15/37	192,484
675	Equitable Resources, Inc.	6.50		04/01/18	596,670
745	NiSource Finance Corp.	1	.821(b)	11/23/09	710,910
460	NiSource Finance Corp.	6.80		01/15/19	370,281
790	NiSource Finance Corp.	7.875		11/15/10	776,580
700	Questar Market Resources, Inc.	6.80		04/01/18	627,593

					3,274,518

	Home Building (0.1%)
240	Pulte Homes, Inc.	6.375		05/15/33	147,600

	Home Improvement Chains (1.4%)
2,110	Home Depot, Inc. (The)	5.40		03/01/16	1,899,331

	Hospital/Nursing Management (0.1%)
245	Tenet Healthcare Corp.	7.375		02/01/13	196,000

	Industrial Conglomerates (1.8%)
785	General Electric Capital Corp.	5.25		12/06/17	727,209
1,450	General Electric Capital Corp.	5.625		05/01/18	1,262,956
320	Honeywell International Inc.	5.30		03/01/18	327,629

					2,317,794

	Industrial Specialties (0.6%)
795	Cox Communications, Inc. – 144A (a)	8.375		03/01/39	747,860

	Insurance Brokers/Services (0.7%)
920	Catlin Insurance Co., Ltd. – 144A (Bahamas) (a)	7	.249(b)	12/31/49	249,648
205	Farmers Exchange Capital – 144A (a)	7.05		07/15/28	124,641
830	Farmers Insurance Exchange – 144A (a)	8.625		05/01/24	525,315

					899,604

	Integrated Oil (2.1%)
490	Hess Corp.	7.125		03/15/33	421,719
525	Hess Corp.	8.125		02/15/19	542,123
1,125	Marathon Oil Corp.	6.00		10/01/17	1,044,334
1,030	Petro-Canada (Canada)	5.95		05/15/35	704,849

					2,713,025

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	International Banks (0.2%)
$255	UBS AG/Stampford CT (Switzerland)	5.875%		12/20/17	$219,681

	Investment Banks/Brokers (0.8%)
390	Goldman Sachs Group Inc. (The)	6.75		10/01/37	264,413
425	Goldman Sachs Group Inc. (The)	6.15		04/01/18	388,852
555	Merrill Lynch & Co., Inc. (Series MTN)	6.875		04/25/18	434,738

					1,088,003

	Life/Health Insurance (0.1%)
220	Metlife, Inc. (Series A)	6.817		08/15/18	189,190

	Major Banks (2.2%)
890	Bank of America Corp.	5.65		05/01/18	743,753
445	Bank of New York Mellon Corp. (Series MTN)	4.50		04/01/13	441,390
245	Barclays Bank PLC – 144A (United Kingdom) (a)	6.05		12/04/17	192,974
140	Credit Suisse/New York NY (Switzerland)	5.00		05/15/13	135,403
390	Credit Suisse/New York NY (Switzerland)	6.00		02/15/18	340,719
90	Credit Suisse FB USA Inc. (Switzerland)	5.125		08/15/15	83,626
795	HBOS PLC – 144A (United Kingdom) (a)	6.75		05/21/18	614,233
315	Wells Fargo & Co.	5.625		12/11/17	287,889

					2,839,987

	Major Telecommunications (8.9%)
1,465	AT&T Corp.	8.00		11/15/31	1,595,587
335	Deutsche Telekom International Finance Corp. NV (Netherlands)	6.75		08/20/18	337,022
1,505	Deutsche Telekom International Finance Corp. NV (Netherlands)	8	.75(b)	06/15/30	1,611,799
515	France Telecom S.A. (France)	8	.50(b)	03/01/31	651,125
710	Rogers Communications, Inc. (Canada)	6.80		08/15/18	710,846
1,525	SBC Communications, Inc.	6.15		09/15/34	1,340,086
470	Sprint Capital Corp.	8.75		03/15/32	317,250
500	Telecom Italia Capital S.A. (Luxembourg)	4.00		01/15/10	492,485
1,690	Telecom Italia Capital S.A. (Luxembourg)	4.95		09/30/14	1,460,890
160	Telecom Italia Capital S.A. (Luxembourg)	6.999		06/04/18	145,258
1,835	Telefonica Europe BV (Netherlands)	8.25		09/15/30	2,023,443
840	Verizon Communications Inc.	5.50		02/15/18	801,329
100	Verizon Communications Inc.	8.95		03/01/39	115,248

					11,602,368

	Managed Health Care (0.2%)
320	Unitedhealth Group Inc.	6.00		02/15/18	307,962

	Media Conglomerates (7.6%)
795	News America, Inc.	6.40		12/15/35	590,542
1,110	News America, Inc.	6.65		11/15/37	833,977
415	Thomson Reuters Corp. (Canada)	6.50		07/15/18	387,251

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$3,230	Time Warner Cable, Inc.	5.875%		11/15/16	$3,061,520
85	Time Warner Cable, Inc.	6.50		11/15/36	70,114
2,720	Time Warner Cable, Inc.	6.75		07/01/18	2,557,548
300	Time Warner Cable, Inc.	8.25		04/01/19	308,809
520	Time Warner Cable, Inc.	8.75		02/14/19	553,068
1,135	Viacom, Inc.	6.875		04/30/36	830,180
745	Vivendi – 144A (France) (a)	6.625		04/04/18	684,122

					9,877,131

	Medical Specialties (1.7%)
130	Baxter International Inc.	4.625		03/15/15	132,353
215	Baxter International Inc.	5.375		06/01/18	221,410
565	Fisher Scientific International, Inc.	6.125		07/01/15	561,874
1,330	Hospira, Inc.	1	.712(b)	03/30/10	1,240,786

					2,156,423

	Motor Vehicles (0.7%)
675	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	604,992
380	Harley-Davidson Funding Corp. – 144A (a)	6.80		06/15/18	246,924

					851,916

	Multi-Line Insurance (0.4%)
645	AIG SunAmerica Global Financing VI – 144A (a)	6.30		05/10/11	491,907
750	Two-Rock Pass-Through – 144A (Bahamas) (a)	2	.168(b)	12/31/49	1,088

					492,995

	Oil & Gas Pipelines (5.6%)
443	Colorado Interstate Gas Co.	6.80		11/15/15	417,481
2,685	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	2,485,615
190	Gaz Capital S.A. – 144A (Luxembourg) (a)	6.51		03/07/22	123,500
415	Kinder Morgan Energy Partners, L.P.	5.85		09/15/12	410,144
610	Kinder Morgan Energy Partners, L.P.	5.95		02/15/18	556,308
980	Kinder Morgan Finance Co. ULC (Canada)	5.70		01/05/16	828,100
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	790,881
480	Trans-Canada Pipeline Ltd. (Canada)	6.20		10/15/37	407,702
470	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	478,964
800	Williams Cos., Inc. (The) – 144A (a)	8.75		01/15/20	797,371

					7,296,066

	Oil & Gas Production (4.1%)
385	Chesapeake Energy Corp.	7.625		07/15/13	356,125
1,340	Devon Financing Corp.	7.875		09/30/31	1,372,839
1,570	EnCana Corp. (Canada)	6.50		02/01/38	1,353,621
210	Newfield Exploration Co.	7.125		05/15/18	186,900

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$950	XTO Energy, Inc.	5.50%	06/15/18	$883,952
1,250	XTO Energy, Inc.	6.50	12/15/18	1,244,080

				5,397,517

	Oil Refining/Marketing (0.7%)
845	Valero Energy Corp.	9.375	03/15/19	873,761

	Oil Related (0.6%)
800	Transocean Inc.	6.00	03/15/18	754,970

	Oilfield Services/Equipment (0.6%)
850	Weatherford International Ltd. (Bermuda)	6.35	06/15/17	729,338

	Other Metals/Minerals (1.0%)
555	Brascan Corp. (Canada)	7.125	06/15/12	460,961
995	Rio Tinto Finance USA Ltd. (Australia)	6.50	07/15/18	872,237

				1,333,198

	Packaged Software (0.6%)
755	Oracle Corp.	5.75	04/15/18	789,320

	Pharmaceuticals: Major (2.2%)
375	AstraZeneca PLC (United Kingdom)	5.90	09/15/17	397,726
60	AstraZeneca PLC (United Kingdom)	6.45	09/15/37	62,443
660	GlaxoSmithKline Capital Inc.	5.65	05/15/18	678,168
635	Roche Holdings, Inc. – 144A (a)	6.00	03/01/19	654,799
885	Schering-Plough Corp.	6.00	09/15/17	913,891
60	Wyeth	5.45	04/01/17	60,135
60	Wyeth	5.50	02/15/16	61,112

				2,828,274

	Property – Casualty Insurers (1.3%)
500	ACE INA Holdings Inc.	5.60	05/15/15	466,730
790	Berkshire Hathaway Finance Corp.	5.40	05/15/18	786,094
135	Chubb Corp. (The)	5.75	05/15/18	133,535
500	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	317,845

				1,704,204

	Railroads (2.0%)
940	Northfolk Southern Corp. – 144A (a)	5.75	01/15/16	945,780
800	Union Pacific Corp.	5.45	01/31/13	802,422
565	Union Pacific Corp.	6.125	02/15/20	551,021
290	Union Pacific Corp.	7.875	01/15/19	320,372

				2,619,595

	Restaurants (0.7%)
100	Yum! Brands, Inc.	6.25	03/15/18	93,400

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$825	Yum! Brands, Inc.	6.875%		11/15/37	$685,900
155	Yum! Brands, Inc.	8.875		04/15/11	165,445

					944,745

	Savings Banks (0.6%)
855	Sovereign Bancorp, Inc.	1	.457(b)	03/23/10	781,246

	Services to the Health Industry (0.7%)
885	Medco Health Solutions, Inc.	7.125		03/15/18	879,764

	Specialty Telecommunications (0.5%)
420	Centurytel Inc.	6.00		04/01/17	351,229
435	Citizens Communications	7.125		03/15/19	343,650

					694,879

	Steel (0.5%)
910	Arcelormittal	6.125		06/01/18	659,391

	Telecommunication Equipment (0.1%)
135	Corning Inc.	7.25		08/15/36	101,958

	Telecommunications (0.3%)
525	Qwest Corp.	6.50		06/01/17	438,375

	Tobacco (2.2%)
190	Altria Group Inc.	9.25		08/06/19	203,488
390	Altria Group Inc.	9.70		11/10/18	425,188
685	Altria Group Inc.	10.20		02/06/39	701,411
245	BAT International Finance PLC – 144A (United Kingdom) (a)	9.50		11/15/18	278,815
895	Phillip Morris International Inc.	5.65		05/16/18	890,845
345	Reynolds American Inc.	6.50		07/15/10	345,884

					2,845,631

	Trucks/Construction/Farm Machinery (0.1%)
130	PACCAR Inc.	6.875		02/15/14	135,532

	Wireless Telecommunications (0.5%)
660	Vodafone Group PLC (United Kingdom)	5.625		02/27/17	655,150

	Total Corporate Bonds (Cost $130,418,150)				119,511,162

	Foreign Government Obligation (0.6%)
MXN 770	United Mexican States (Cost $675,491)	5.625		01/15/17	756,910

	Short-Term Investments (7.5%)
	U.S. Government Obligations (c) (d) (1.6%)
2,095	U.S. Treasury Bills (Cost $2,094,566)	0.005 – 0.315		05/15/09	2,094,566

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Investment Company (e) (5.9%)
7,635	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $7,634,996)		$7,634,996

	Total Short-Term Investments (Cost $9,729,562)		$9,729,562

	Total Investments (Cost $140,823,202) (f) (g)	99.8%	129,997,634

	Other Assets in Excess of Liabilities	0.2	325,025

	Net Assets	100.0%	$130,322,659

MTN	Medium Term Note.
MXN	Mexican New Peso.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security, rate shown is the rate in effect at March 31, 2009.
(c)	A portion of this security has been physically segregated in connection with open futures contracts.
(d)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(e)	See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(f)	Securities have been designated as collateral in connection with open futures and swap contracts.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,335,536 and the aggregate gross unrealized depreciation is $12,161,104 resulting in net unrealized depreciation of $10,825,568.

Futures Contracts Open at March 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
84	Long	U.S. Treasury Notes 2 Year, June 2009	$18,302,812	$80,733
80	Long	U.S. Treasury Notes 5 Year, June 2009	9,501,250	157,830
28	Short	U.S. Treasury Bonds 20 Year, June 2009	(3,631,688)	(127,427)
183	Short	U.S. Treasury Notes 10 Year, June 2009	(22,706,298)	(514,604)

		Net Unrealized Depreciation		$(403,468)

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Portfolio of Investments - March 31, 2009 (unaudited) continued

Credit Default Swap Contracts Open at March 31, 2009:

								CREDIT
		NOTIONAL			UNREALIZED			RATING OF
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’S)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	OBLIGATION+
								(unaudited)
Bank of America, N.A. Carnival Corp.	Buy	$605	1.57	March 20, 2018	$34,950	$—	$34,950	BBB+
Bank of America, N.A. Centurytel, Inc.	Buy	395	0.88	September 20, 2017	3,760	—	3,760	BBB-
Goldman Sachs International Dow Jones Index	Sell	1,474	1.40	December 20, 2012	(123,756)	(83,504)	(207,260)	NR
Goldman Sachs International Dow Jones Index	Sell	1,547	1.40	December 20, 2012	(131,699)	(85,753)	(217,452)	NR
Goldman Sachs International Dow Jones Index	Sell	3,316	1.40	December 20, 2012	(270,378)	(195,786)	(466,164)	NR
Goldman Sachs International Dow Jones Index	Sell	4,304	1.55	June 20, 2013	(197,801)	24,562	(173,239)	NR
Goldman Sachs International Sealed Air Corp.	Buy	250	1.08	March 20, 2018	23,607	—	23,607	BB+
Bank of America, N.A. Toll Brothers, Inc.	Buy	770	2.90	March 20, 2013	(27,907)	—	(27,907)	BBB-

Total Credit Default Swaps		$12,661			$(689,224)	$(340,481)	$(1,029,705)

NR – Not Rated

+	Credit Rating as issued by Standard & Poor’s.

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Financial Statements

Statement of Assets and Liabilities
March 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $133,188,206)	$122,362,638
Investment in affiliate, at value (cost $7,634,996)	7,634,996
Unrealized appreciation on open swap contracts	62,317
Receivable for:
Interest	2,040,721
Investments sold	904,174
Periodic interest on open swap contracts	5,181
Dividends from affiliate	1,750
Swap contracts termination	1,517
Prepaid expenses and other assets	18,454

Total Assets	133,031,748

Liabilities:
Unrealized depreciation on open swap contracts	751,541
Payable for:
Investments sold	1,413,364
Premium received on open swap contracts	340,481
Investment advisory fee	46,671
Variation margin	34,910
Transfer agent fee	12,872
Administration fee	9,167
Periodic interest on open swap contracts	1,267
Accrued expenses and other payables	98,816

Total Liabilities	2,709,089

Net Assets	$130,322,659

Composition of Net Assets:
Paid-in-capital	$172,365,737
Net unrealized depreciation	(11,918,260)
Dividends in excess of net investment income	(15,772)
Accumulated net realized loss	(30,109,046)

Net Assets	$130,322,659

Net Asset Value Per Share,
9,028,744 shares outstanding (15,000,000 shares authorized of $.01 par value)	$14.43

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Financial Statements continued

Statement of Operations
For the six months ended March 31, 2009 (unaudited)

Net Investment Income:
Income
Interest	$4,155,931
Dividends from affiliate	51,517
Dividends	15,622

Total Income	4,223,070

Expenses
Investment advisory fee	277,104
Administration fee	51,754
Professional fees	39,659
Shareholder reports and notices	26,822
Transfer agent fees and expenses	19,248
Listing fees	9,627
Directors’ fees and expenses	7,572
Custodian fees	4,580
Other	5,761

Total Expenses	442,127
Less: rebate from Morgan Stanley affiliated cash sweep (Note 3)	(5,393)

Net Expenses	436,734

Net Investment Income	3,786,336

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(9,328,246)
Futures contracts	(6,025,294)
Swap contracts	12,617,866
Foreign exchange transactions	(121,529)

Net Realized Loss	(2,857,203)

Change in Unrealized Appreciation/Depreciation on:
Investments	6,241,265
Futures contracts	(829,404)
Swap contracts	(5,633,449)
Translation of other assets and liabilities denominated in foreign currencies	1,055

Net Change in Unrealized Appreciation/Depreciation	(220,533)

Net Loss	(3,077,736)

Net Increase	$708,600

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2009	SEPTEMBER 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,786,336	$7,892,388
Net realized loss	(2,857,203)	(7,046,827)
Net change in unrealized appreciation/depreciation	(220,533)	(12,871,644)

Net Increase (Decrease)	708,600	(12,026,083)

Dividends to shareholders from net investment income	(4,049,260)	(8,521,810)
Decrease from capital stock transactions	(1,879,750)	(3,378,686)

Net Decrease	(5,220,410)	(23,926,579)
Net Assets:
Beginning of period	135,543,069	159,469,648

End of Period
(Including dividends in excess of net investment income of $15,772 and accumulated undistributed net investment income of $247,152, respectively)	$130,322,659	$135,543,069

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Income Securities Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide as high a level of current income for distribution to shareholders as is consistent with prudent investment risk and, as a secondary objective, capital appreciation. The Fund was organized as a Maryland corporation on December 21, 1972 and commenced operations on April 6, 1973.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The price provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or (effective February 24, 2009) Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended September 30, 2008, remains subject to examination by taxing authorities.

F. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivative and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45 (“FSP FAS 133-1” and “FIN 45-4”), effective December 31, 2008. FSP FAS 133-1

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gains/losses on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap.

The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory, Sub-Advisory and Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business week: 0.42% to the portion of the weekly net assets not exceeding $500 million and 0.35% to the portion of the weekly net assets in excess of $500 million.

Effective February 24, 2009, the Investment Adviser has entered into a Sub-Advisory Agreement between the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and Fund’s Officers and Directors. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser in the amount of $25,195 for the period ended March 31, 2009.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s weekly net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2009, advisory fees paid were reduced by $5,393 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $51,517 for the six months ended March 31, 2009. During the six months ended March 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $57,632,265 and $55,300,869, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009, aggregated $30,816,569 and $33,988,771, respectively. Included in the aforementioned are sales of U.S. Government securities of $7,069,676.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors, which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2009, included in “directors’ fees and expenses” in the Statement of Operations amounted to $2,992. At March 31, 2009, the Fund had an accrued pension liability of $59,415, which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Capital Stock
Transactions in capital stock were as follows:

			CAPITAL
			PAID IN
		PAR VALUE	EXCESS OF
	SHARES	OF SHARES	PAR VALUE
Balance, September 30, 2007	9,409,604	$94,094	$177,530,092
Shares repurchased (weighted average discount 9.52%)@	(231,960)	(2,320)	(3,376,379)

Balance, September 30, 2008	9,177,644	91,774	174,153,713
Shares repurchased (weighted average discount 10.44%)@	(148,900)	(1,489)	(1,878,261)

Balance, March 31, 2009	9,028,744	$90,285	$172,275,452

@	The Directors have voted to retire the shares purchased.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Dividends
On April 7, 2009, the Fund declared the following dividends from net investment income:

AMOUNT	RECORD	PAYABLE
PER SHARE	DATE	DATE
$0.0725	April 17, 2009	April 24, 2009
$0.0725	May 22, 2009	May 29, 2009
$0.0725	June 19, 2009	June 26, 2009

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate and swap futures contracts (“futures contracts”).

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Forward and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose the sum of the periodic payments. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of premiums on debt securities and mark-to-market of open futures contracts.

9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in Securities	$129,997,634	$7,634,996	$122,362,638	—
Other Financial Instruments*	(1,092,692)	(403,468)	(689,224)	—

Total	$128,904,942	$7,231,528	$121,673,414	—

*	Other financial instruments include futures and swap contracts.

Morgan Stanley Income Securities Inc.
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$106,022
Net purchases (sales)	(132,435)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	1,858,793
Realized gains (losses)	(1,832,380)

Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2009	$0

10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

Morgan Stanley Income Securities Inc.
Financial Highlights

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009		2008	2007		2006	2005	2004
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.77		$16.95	$17.14		$17.35	$17.59	$17.42

Income (loss) from investment operations:
Net investment income(1)	0.42		0.85	0.82		0.83	0.87	0.95
Net realized and unrealized gain (loss)	(0.33)		(2.15)	(0.12)		(0.16)	(0.18)	0.13

Total income (loss) from investment operations	0.09		(1.30)	0.70		0.67	0.69	1.08

Less dividends from net investment income	(0.45)		(0.92)	(0.93)		(0.95)	(0.98)	(0.96)

Anti-dilutive effect of acquiring treasury shares(1)	0.02		0.04	0.04		0.07	0.05	0.05

Net asset value, end of period	$14.43		$14.77	$16.95		$17.14	$17.35	$17.59

Market value, end of period	$13.13		$12.27	$15.33		$16.07	$15.84	$16.04
Total Return(2)	10.64	%(4)	(14.88)%	1.14%		7.88%	4.92%	7.27%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.67	%(3)(5)	0.68%(3)	0.69	%(3)	0.68%	0.68%	0.66%
Net investment income	5.84	%(3)(5)	5.12%(3)	4.85	%(3)	4.88%	4.96%	5.43%
Supplemental Data:
Net assets, end of period, in thousands	$130,323		$135,543	$159,470		$166,862	$177,341	$185,953
Portfolio turnover rate	26	%(4)	66%	46%		59%	58%	40%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.01% for the six months ended March 31, 2009 and an effect of less than 0.005% for the years ended September 30, 2008 and September 30, 2007.
(4)	Not Annualized.
(5)	Annualized.

See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
Shareholder Voting Results (unaudited)

On December 12, 2008, an annual meeting of the Fund’s shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all Shareholders:

	Number of Shares
	For	Withheld	Abstain
Frank L. Bowman	7,240,893	335,151	0
Michael Bozic	7,240,000	336,044	0
Kathleen A. Dennis	7,239,460	336,584	0
James F. Higgins	7,238,703	337,341	0
Manuel H. Johnson	7,243,145	332,899	0
Joseph J. Kearns	7,240,133	335,911	0
Michael F. Klein	7,237,440	338,604	0
Michael E. Nugent	7,233,288	342,756	0
W. Allen Reed	7,238,836	337,208	0
Fergus Reid	7,234,659	341,385	0

Morgan Stanley Income Securities Inc.
Fund Management (unaudited)

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Christian G. Roth, Managing Director of the Investment Adviser, Joseph Mehlman, Executive Director of the Investment Adviser and Virginia Keehan, Vice President of the Investment Adviser.

Mr. Roth has been associated with the Investment Adviser or its investment management affiliates in an investment management capacity since 1991 and began managing the Fund in February 2009. Mr. Mehlman has been associated with the Investment Adviser in an investment management capacity since 2002 and began managing the Fund in November 2008. Ms. Keehan has been associated with the Investment Adviser in an investment management capacity since 2004 and began managing the Fund in November 2008.

Morgan Stanley Income Securities Inc.
Dividend Reinvestment Plan (unaudited)

The dividend reinvestment plan (the “Plan”) offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

• Add to your account
You may increase your shares in the Fund easily and automatically with the Plan.

• Low transaction costs
Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

• Convenience
You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

• Safekeeping
Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.
If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A.

Morgan Stanley Income Securities Inc.
Dividend Reinvestment Plan (unaudited) continued

receives your authorization, as long as they receive it before the “record date,” which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

Costs of the plan
There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan’s fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

Tax implications
The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

How to withdraw from the Plan
To withdraw from the Plan please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1.	If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.
2.	If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

Morgan Stanley Income Securities Inc.
Dividend Reinvestment Plan (unaudited) continued

3.	You may sell your shares through your financial advisor through the Direct Registration System (“DRS”). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Relations department at 888-421-4015 or visit morganstanley.com.

Morgan Stanley Income Securities Inc.
Morgan Stanley Advisor Closed-End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed-end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system

Morgan Stanley Income Securities Inc.
Morgan Stanley Advisor Closed-End Funds
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Directors

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Directors

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Warf
London E14 4QA England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Income Securities Inc.
NYSE: ICB

Semiannual
Report
March 31, 2009

ICBSAN
IU09-02242P-Y03/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases
REGISTRANT PURCHASE OF EQUITY SECURITIES

				(d) Maximum
			(c) Total	Number (or
			Number of	Approximate
			Shares (or	Dollar Value)
			Units)	of Shares (or
	(a) Total		Purchased as	Units) that May
	Number of		Part of Publicly	Yet Be
	Shares (or	(b) Average	Announced	Purchased
	Units)	Price Paid per	Plans or	Under the Plans
Period	Purchased	Share (or Unit)	Programs	or Programs
October 1, 2008 — October 31, 2008	56,400	11.706	N/A	N/A
November 1, 2008 November 30, 2008	34,000	12.108	N/A	N/A
December 1, 2008 December 31, 2008	13,900	12.811	N/A	N/A
January 1, 2009 January 31, 2009	11,200	13.933	N/A	N/A
February 1, 2009 February 28, 2009	24,700	14.128	N/A	N/A
March 1, 2009 March 31, 2009	8,700	13.654	N/A	N/A
Total	148,900	13.057	N/A	N/A
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures

2

(a) The Trust’s/Fund’s principal executive officer and principal financial officer have concluded that the Trust’s/Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust/Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

3

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Income Securities Inc.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Ronald E. Robison
Principal Executive Officer
May 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2009

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